Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Current	8,591	15,630	17,338
Deferred	1,181	471	911

Income tax expense	9,772	16,101	18,249

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Domestic	(8,080)	(12,761)	(12,037)
Foreign	45,228	73,329	90,537

	37,148	60,568	78,500

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	6,788	15,727	18,765
Tax-exempt income	(4,325)	(2,573)	(906)
Permanent differences	1,730	(396)	(1,065)
Temporary differences	1,732	(344)	(330)
Alternative minimum tax	2,203	1,170	4
Income tax (10%) on undistributed earnings	3,396	2,491	2,460
Net changes in income tax credit	708	(899)	(897)
Net changes in valuation allowance of deferred income tax assets	(2,364)	733	1,621
Net operating loss carryforwards	(189)	(1,298)	(2,052)
Liabilities related to unrealized tax benefits	(39)	91	672
Adjustment of prior years’ taxes and others	132	1,399	(23)

Income tax expense	9,772	16,101	18,249

Deferred Income Tax Assets (Liabilities)

Deferred income tax assets (liabilities) are as follows:

	December 31
	2014	2015
	As Adjusted (Note 2)
	US$	US$
Notes and accounts receivable	141	82
Stock-based compensation	615	544
Allowance for sales return	105	173
Inventory reserve	814	1,478
Foreign currency translation	(1,273)	(1,949)
Property and equipment	452	360
Investment tax credits	7,823	8,295
Net operating loss carryforwards	9,621	10,651
Others	14	20
Valuation allowance	(16,791)	(19,044)

	1,521	610

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Balance, beginning of year	3,520	5,815	4,655
Increases in tax positions taken in current year	2,947	446	2,337
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(652)	(1,606)	(1,353)

Balance, end of year	5,815	4,655	5,639

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2015:

Tax Jurisdiction	Tax Years
Hong Kong	2013 and onward
Taiwan	2010 and onward
Korea	2010 and onward
United States	2007 onward